Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]
		December 31
	2015	2014

Senior secured term B facility, net of debt discount $nil (2014 - $1,480)	$-	$488,520
Senior secured term A facility	500,000	-
Senior secured revolving credit	980,782	998,913
IRBs	64,000	64,000
Other	5,938	6,612
	1,550,720	1,558,045
Less current portion of long-term debt	494	5,428
	$1,550,226	$1,552,617

Schedule Of Long Term Debt, Credit Facility Details [Table Text Block]
	Term A facility - Euro based loans	Term A facility - U.S. based loans	Consolidated revolver - Euro based loans	Consolidated revolver - Bankers' Acceptances ("BA")/BA equivalents	Consolidated revolver - U.S. based/Canadian prime rate loans	Letters of credit	Commitment fee

Interest rate basis	LIBOR	U.S. base prime	LIBOR	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate
Applicable margin - minimum	1.00%	0.00%	1.00%	1.00%	0.00%
Applicable margin - maximum	1.75%	0.75%	1.75%	1.75%	0.75%
Fee rate - minimum						1.00%	0.20%
Fee rate - maximum						1.75%	0.35%
Frequency of payments	In arrears, for applicable term	Quarterly, in arrears	In arrears, for applicable term	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears	Quarterly, in arrears

Schedule Of Line Of Credit Facilities [Table Text Block]
Details of outstanding debt - credit facilities
	December 31
	2015	2014

Term B facility
Amount drawn	$-	$490,000
Interest rate applicable	0.00%	3.00%

Term A facility
Amount drawn	$500,000	$-
Interest rate applicable	2.11%	0.00%

Consolidated revolver
Amount drawn	$980,782	$998,913
Letters of credit	$177,141	$200,212
Available	$692,077	$650,875
Amount drawn - Euro based loan	$587,500	$575,000
Interest rate applicable - Euro based loan	2.08%	1.99%
Amount drawn - BAs	$376,057	$415,913
Interest rate applicable - BAs	2.44%	3.11%
Amount drawn - U.S. based loan	$10,000	$8,000
Interest rate applicable - U.S. based loan	3.75%	4.00%
Amount drawn - Canadian prime rate loan	$7,225	$-
Interest rate applicable - Canadian prime rate loan	3.20%	3.75%
Commitment - rate applicable	0.300%	0.375%

Schedule Of Long Term Debt, Industrial Revenue Bonds Details [Table Text Block]
IRB Facility	Date entered	Term, expressed in years	Maturity	Availability	Interest rate basis	Frequency of interest payments	Date interest payments commenced	Security

PA IRB Facility	Nov. 16, 2006	22	Nov. 1, 2028	$35,000	LIBOR less an applicable discount	Monthly, in arrears	Dec. 1, 2006	Letter of credit equal to amount drawn
TX IRB Facility	Mar. 1, 2007	15	Apr. 1, 2022	$24,000	LIBOR less an applicable discount	Monthly, in arrears	May. 1, 2007	Letter of credit equal to amount drawn
2009 Seneca IRB Facility	Dec. 1, 2009	30	Dec. 31, 2039	$5,000	Securities Industry and Financial Markets Association Municipal Swap Index	Monthly, in arrears	Feb. 1, 2010	Letter of credit equal to amount drawn

Schedule Of Long Term Debt, Industrial Revenue Bonds Outstanding [Table Text Block]
		December 31
	2015	2014

PA IRB Facility
Amount drawn	$35,000	$35,000
Current daily interest rate	0.07%	0.10%

TX IRB Facility
Amount drawn	$24,000	$24,000
Current daily interest rate	0.06%	0.08%

2009 Seneca IRB Facility
Amount drawn	$5,000	$5,000
Amount restricted	$542	$521
Current daily interest rate	0.08%	0.10%

Schedule of Extinguishment of Debt [Table Text Block]
		December 31
	2015	2014

Write-off of debt discount	$1,246	$-
Write-off of deferred financing costs	$1,477	$-
Loss on extinguishment of debt	$2,723	$-

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2016	$1,150
2017	1,192
2018	1,235
2019	1,280
2020	1,269
Thereafter	2,790
8,916
Less amount representing interest	2,978
Present value of minimum capital lease obligations	$5,938

Schedule of Maturities of Long-term Debt [Table Text Block]
2016	$-
2017	-
2018	-
2019	-
2020	1,480,782
Thereafter	64,000
$1,544,782